BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax credit (expense)		$ 11,731	$ (11,319)
Currency translation reserve	$ 779	20,639	8,834
Loss for the period	$ (35,033)	(228,961)	$ 40,942
Deferred tax liabilities		0
Previously stated
Tax credit (expense)		446
Currency translation reserve		20,184
Loss for the period		(240,246)
Deferred tax liabilities		(10,589)
Increase (decrease) due to corrections of prior period errors
Tax credit (expense)		11,285
Currency translation reserve		455
Loss for the period		11,285
Deferred tax liabilities		$ 10,589